Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH

Statement of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Statement of Investments 7

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited), October 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks 99.0%
Copper 0.5%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 6,673,657
a
Vizsla Copper Corp. ................................... Canada 1,850,000 627,676
7,301,333
Diversified Metals & Mining 10.5%
a,c
Adventus Mining Corp., 144A ............................ Canada 6,350,000 4,975,766
a
Arizona Metals Corp. ................................... Canada 150,000 521,044
a,d,e
Azimut Exploration, Inc. ................................. Canada 1,200,000 1,747,877
a
Azimut Exploration, Inc. ................................. Canada 750,000 1,139,026
a
Bluestone Resources, Inc. ............................... Canada 550,000 733,096
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 9,063,737
a
Clean Air Metals, Inc. .................................. Canada 6,715,600 1,301,999
a,b,c,f
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 2,665,805
a,d,e,f
G Mining Ventures Corp. ................................ Canada 7,500,000 4,879,393
a,c,f
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 5,598,190
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 15,962,396
a
Ivanhoe Mines Ltd., A .................................. Canada 2,160,000 16,942,887
a
Los Cerros Ltd. ....................................... Australia 23,500,000 2,456,248
a
Matador Mining Ltd. ................................... Australia 8,000,000 2,281,919
a,b,c
Mawson Gold Ltd., 144A ................................ Canada 7,700,000 1,088,537
a,b
OreCorp Ltd. ......................................... Australia 4,200,000 2,081,629
a
Orla Mining Ltd. ...................................... Canada 4,080,713 14,372,654
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 7,044,188
a,c
Osisko Development Corp., 144A ......................... Canada 1,475,000 6,160,231
a
Prime Mining Corp. .................................... Canada 3,500,000 12,327,329
a
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,948,928
a,b,f
Talisker Resources Ltd. ................................. Canada 15,300,000 3,337,103
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 11,612,004
a,d,e
Western Copper & Gold Corp. ............................ Canada 930,000 1,489,291
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 4,063,414
135,794,691
Environmental & Facilities Services 0.0%
†
a,b
Clean TeQ Water Ltd. .................................. Australia 679,999 368,301
a
Gold 77.6%
Agnico Eagle Mines Ltd. ................................ Canada 75,000 3,978,750
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,638,316 19,565,184
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,209,500 16,438,680
b
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,734,823 32,059,529
a,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 5,960,902
a
Artemis Gold, Inc. ..................................... Canada 2,495,000 12,234,147
a,c,f
Ascot Resources Ltd., 144A ............................. Canada 25,620,000 24,835,609
B2Gold Corp. ........................................ Canada 7,863,694 32,461,004
a,d,e
Banyan Gold Corp. .................................... Canada 12,071,429 2,650,175
Barrick Gold Corp. .................................... Canada 3,259,383 59,874,866
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 9,620,956
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,696,421
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 1,841,829
a
Black Cat Syndicate Ltd. ................................ Australia 7,022,800 2,891,209
a
Breaker Resources NL ................................. Australia 16,000,000 4,329,798
Centamin plc ......................................... Egypt 12,915,200 16,500,114
Centerra Gold, Inc. .................................... Kyrgyzstan 535,700 4,015,911
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 21,690,566
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,822,603
a
Chalice Mining Ltd. .................................... Australia 6,004,965 30,302,324
a
Dacian Gold Ltd. ...................................... Australia 39,755,556 6,870,202
Dundee Precious Metals, Inc. ............................ Canada 2,907,415 19,118,150
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 16,532,333

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Emerald Resources NL ................................. Australia 17,070,000 $ 12,351,638
Endeavour Mining plc .................................. Burkina Faso 2,866,114 72,793,137
a,b
Equinox Gold Corp. .................................... Canada 480,108 3,560,378
a
Firefinch Ltd. ......................................... Australia 13,125,000 5,936,138
b
First Mining Gold Corp. ................................. Canada 7,500,000 1,817,594
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 7,034,898
a
Gascoyne Resources Ltd. ............................... Australia 7,550,800 2,418,577
a,b,f
Geopacific Resources Ltd. .............................. Australia 38,375,694 8,916,344
Gold Fields Ltd. ....................................... South Africa 1,074,800 9,989,708
a
Gold Standard Ventures Corp. ............................ Canada 6,370,000 2,984,571
a
Golden Star Resources Ltd. ............................. United States 3,554,508 11,196,700
a,b
Great Bear Resources Ltd. .............................. Canada 950,000 13,314,888
a,f
HighGold Mining, Inc. .................................. Canada 4,803,000 6,130,334
Hochschild Mining plc .................................. Peru 3,238,520 6,319,910
a
i-80 Gold Corp. ....................................... Canada 1,047,500 2,530,111
a
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 5,385,734
a
Integra Resources Corp., (USD Traded) .................... Canada 750,000 1,792,500
a
K92 Mining, Inc. ...................................... Canada 1,000,000 5,832,458
Kirkland Lake Gold Ltd. ................................. Canada 529,123 22,299,335
a,b,f
Liberty Gold Corp. ..................................... Canada 16,329,800 14,774,518
a,f
Lion One Metals Ltd. ................................... Canada 4,312,400 3,866,842
a,c,f
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 3,608,240
a,d,e
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,d,e
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a,d
Marathon Gold Corp. ................................... Canada 3,459,000 7,823,895
a,f
Newcore Gold Ltd. .................................... Canada 7,000,000 3,053,558
Newcrest Mining Ltd. ................................... Australia 2,426,914 45,470,280
Newmont Corp. ....................................... United States 821,614 44,367,156
a,b
Nighthawk Gold Corp. .................................. Canada 3,261,000 2,318,184
Northern Star Resources Ltd. ............................ Australia 1,172,254 8,115,320
a,f
O3 Mining, Inc. ....................................... Canada 4,150,000 6,671,379
a
OceanaGold Corp. .................................... Australia 9,363,488 17,472,863
a
Ora Banda Mining Ltd. ................................. Australia 20,423,529 1,305,906
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,472,211
a
Osisko Mining, Inc. .................................... Canada 8,950,000 19,304,063
a,b
Pantoro Ltd. ......................................... Australia 38,400,000 6,322,248
a,b
Perpetua Resources Corp. .............................. United States 192,090 920,182
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,930,519
a
Perseus Mining Ltd. ................................... Australia 37,908,141 44,952,309
a
Predictive Discovery Ltd. ................................ Australia 51,650,000 7,382,205
a
Pretium Resources, Inc. ................................ Canada 2,000,000 24,186,122
a
Probe Metals, Inc. ..................................... Canada 4,105,000 6,698,522
a,f
Red 5 Ltd. ........................................... Australia 193,176,364 37,782,399
a,f
RTG Mining, Inc. ...................................... Australia 1,769,918 164,424
a,c,f
RTG Mining, Inc., 144A ................................. Australia 2,397,790 222,753
a,f
RTG Mining, Inc., CDI .................................. Australia 50,687,582 4,289,595
a,f
Saturn Metals Ltd. ..................................... Australia 6,200,000 2,042,893
c
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 164,750 297,862
a
Skeena Resources Ltd. ................................. Canada 1,973,550 20,709,601
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 5,072,300
a,b
SolGold plc, (GBP Traded) .............................. Australia 10,000,000 3,790,664
SSR Mining, Inc. ...................................... Canada 2,426,555 38,263,473
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,613,836 476,172
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,389,652
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 848,211
St. Barbara Ltd. ....................................... Australia 9,008,021 9,905,222
a
Superior Gold, Inc. .................................... Canada 6,150,000 3,328,621
a,f
Thesis Gold, Inc. ...................................... Canada 2,300,000 2,694,079

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Torex Gold Resources, Inc. .............................. Canada 191,100 $ 2,221,447
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 16,855,562
a,b
Treasury Metals, Inc. ................................... Canada 250,226 161,710
a,f
Troilus Gold Corp. ..................................... Canada 8,900,000 5,895,468
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 3,910,247
a
West African Resources Ltd. ............................. Australia 2,559,600 2,406,824
a
West African Resources Ltd. ............................. Australia 10,705,384 10,401,779
a
Westhaven Gold Corp. ................................. Canada 4,200,000 1,391,065
a,b
Wiluna Mining Corp. Ltd. ................................ Australia 7,155,000 5,543,819
1,005,978,579
Precious Metals & Minerals 9.4%
Anglo American Platinum Ltd. ............................ South Africa 125,556 12,689,367
a
Benchmark Metals, Inc. ................................. Canada 7,390,300 5,970,030
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,298,250
a
GoGold Resources, Inc. ................................ Canada 9,462,858 26,296,334
Impala Platinum Holdings Ltd. ............................ South Africa 1,330,000 17,217,498
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 15,896,398
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,089,019 16,312,501
a,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 23,023
a,b,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 4,703,080
a,c,f
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 225,071
a,f
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 9,296,269
a,c,f
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 84,328
Royal Bafokeng Platinum Ltd. ............................ South Africa 1,348,527 9,672,893
a,b,f
Sable Resources Ltd. .................................. Canada 12,000,000 2,132,644
121,817,686
Silver 1.0%
a
Gatos Silver, Inc. ...................................... United States 482,157 5,834,100
Pan American Silver Corp. .............................. Canada 133,021 3,403,162
a
Silver Tiger Metals, Inc. ................................. Canada 7,500,000 3,332,256
12,569,518
Total Common Stocks (Cost $939,365,307) .....................................
1,283,830,108
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,369,074
Total Rights (Cost $856,771) ..................................................
1,369,074
Warrants
a a a
Warrants 0.4%
Diversified Metals & Mining 0.3%
a,d,e
Clean Air Metals, Inc. , 144A, 2/23/23 ....................... Canada 1,379,500 51,966
a,d,e
Clean Air Metals, Inc. , 144A, 2/11/22 ....................... Canada 1,900,000 41,793
a,d,e,f
Euro Sun Mining, Inc. , 144A, 6/05/23 ....................... Canada 5,000,000 57,387
a,d,e,f
G Mining Ventures Corp. , 144A, 5/19/22 .................... Canada 4,125,000 426,759
a,d,e,f
G Mining Ventures Corp. , 8/20/24 ......................... Canada 3,750,000 211,062
a,d,e
Mawson Gold Ltd. , 144A, 5/20/22 ......................... Canada 3,850,000 50,098
a,d,e
Osisko Development Corp. , 144A, 12/01/23 ................. Canada 737,500 85,061
a,d,e
Prime Mining Corp. , 144A, 4/27/24 ........................ Canada 650,000 568,411
a,d,e
Vizsla Silver Corp. , 144A, 7/30/22 ......................... Canada 3,350,000 1,755,737
a,c
Vizsla Silver Corp. , 144A, 12/03/22 ........................ Canada 850,000 391,388
3,639,662

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Warrants a Value
a a a a a a
Gold 0.1%
a,c,d
First Mining Gold Corp. , 144A, 8/26/22 ..................... Canada 3,750,000 $ 14,986
a,c,d
Nighthawk Gold Corp. , 144A, 6/08/23 ...................... Canada 1,630,500 148,852
a,d,e,f
O3 Mining, Inc. , 144A, 6/18/22 ........................... Canada 850,000 22
a,d,e
Osisko Mining, Inc. , 144A, 12/23/21 ....................... Canada 2,125,000 989
a,d,e
Probe Metals, Inc. , 144A, 11/24/22 ........................ Canada 1,700,000 389,827
a
Treasury Metals, Inc. , 8/07/23 ............................ Canada 125,112 25,267
a,f
Troilus Gold Corp. , 6/30/23 .............................. Canada 1,000,000 149,447
a
Westhaven Gold Corp. , 3/03/23 ........................... Canada 2,100,000 203,571
932,961
Total Warrants (Cost $32,485) .................................................
4,572,623
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
f
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,807,817
Total Convertible Bonds (Cost $3,000,000) .....................................
2,807,817
Total Long Term Investments (Cost $943,254,563) ...............................
1,292,579,622
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,622,364 2,622,364
Total Money Market Funds (Cost $2,622,364) ...................................
2,622,364
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Money Market Funds 1.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 14,088,000 14,088,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Repurchase Agreements 0.2%
i
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 11/01/21
(Maturity Value $2,460,014)
Collateralized by U.S. Treasury Notes, 2 - 2.5%, 8/15/23 - 2/15/25
(valued at $2,509,206) ................................ 2,460,004 2,460,004
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$16,548,004) ................................................................
16,548,004
Total Short Term Investments (Cost $19,170,368 ) ................................
19,170,368
a
Total Investments (Cost $962,424,931) 101.2% ..................................
$1,311,749,990
Other Assets, less Liabilities (1.2)% ...........................................
(14,874,910)
Net Assets 100.0% ...........................................................
$1,296,875,080

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 13 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $132,905,180, representing 10.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 5 regarding restricted securities.
f
See Note 6 regarding holdings of 5% voting securities.
g
See Note 7 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2021, all repurchase agreements had been entered into on October 29, 2021.

Franklin Gold and Precious Metals Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
1,200,000
a
Azimut Exploration, Inc. ....................... 7/09/21 $ 1,831,472 $ 1,747,877
12,071,429 Banyan Gold Corp. .......................... 7/27/21 2,683,818 2,650,175
1,900,000
b
Clean Air Metals, Inc., 144A, 2/11/22 ............. 5/15/20 — 41,793
1,379,500
b
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 — 51,966
5,000,000
c
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 57,387
7,500,000
d
G Mining Ventures Corp. ...................... 9/03/21 5,688,850 4,879,393
4,125,000
d
G Mining Ventures Corp., 144A, 5/19/22 ........... 11/27/20 — 426,759
3,750,000
d
G Mining Ventures Corp., 8/20/24 ................ 9/16/21 — 211,062
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 14,750,154 —
3,850,000
e
Mawson Gold Ltd., 144A, 5/20/22 ................ 5/22/20 — 50,098
850,000
f
O3 Mining, Inc., 144A, 6/18/22 .................. 6/23/20 — 22
737,500
g
Osisko Development Corp., 144A, 12/01/23 ........ 11/27/20-12/31/20 — 85,061
2,125,000
h
Osisko Mining, Inc., 144A, 12/23/21 .............. 6/24/20 — 989
650,000
i
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 568,411
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2021, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund (continued)
1,700,000
j
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20-11/24/20 $ — $ 389,827
3,350,000
k
Vizsla Silver Corp., 144A, 7/30/22 ............... 8/03/20 — 1,755,737
930,000
l
Western Copper & Gold Corp. .................. 7/26/21 1,646,280 1,489,291
Total Restricted Securities (Value is 1.1% of Net Assets) .............. $28,698,590 $14,405,848
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,139,026 as of October 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,301,999 as of October 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,665,805 as of October 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $5,598,190 as of October 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,088,537 as of October 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $6,671,379 as of October 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $6,160,231 as of October 31, 2021.
h
The Fund also invests in unrestricted securities of the issuer, valued at $19,304,063 as of October 31, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $12,327,329 as of October 31, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $6,698,522 as of October 31, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $12,003,392 as of October 31, 2021.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,063,414 as of October 31, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount * Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 25,045,192 $ — $ — $ — $ (209,583) $ 24,835,609 25,620,000 $ —
Euro Sun Mining, Inc.,
144A ........... 3,044,872 — — — (379,067) 2,665,805 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 273,474 — — — (216,086) 57,388 5,000,000 —
G Mining Ventures Corp. — 5,688,850 — — (809,457) 4,879,393 7,500,000 —
G Mining Ventures Corp.,
144A ........... 5,618,990 — — — (20,800) 5,598,190 8,250,000 —
G Mining Ventures Corp.,
144A, 5/19/22 ..... 825,159 — — — (398,400) 426,759 4,125,000 —
G Mining Ventures Corp.,
8/20/24 .......... — — — — 211,062 211,062 3,750,000 —
Geopacific Resources Ltd. 9,389,974 — — — (473,630) 8,916,344 38,375,694 —
5. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
HighGold Mining, Inc. .. $ 5,620,104 $ 646,857 $ — $ — $ (136,627) $ 6,130,334 4,803,000 $ —
Liberty Gold Corp .... 14,132,012 2,154,233 — — (1,511,727) 14,774,518 16,329,800 —
Lion One Metals Ltd. .. 4,353,866 — — — (487,024) 3,866,842 4,312,400 —
Lion One Metals Ltd.,
144A ........... 4,062,692 — — — (454,453) 3,608,239 4,024,000 —
Newcore Gold Ltd .... 3,421,474 — — — (367,916) 3,053,558 7,000,000 —
O3 Mining, Inc. ...... 7,079,712 95,575 — — (503,908) 6,671,379 4,150,000 —
O3 Mining, Inc., 144A,
6/18/22 .......... 73,046 — — — (73,024) 22 850,000 —
Platinum Group Metals
Ltd., (CAD Traded) .. 6,382,062 — — — (1,655,959) 4,726,103 2,052,787 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 303,933 — — — (78,862) 225,071 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 12,610,591 — — — (3,314,322) 9,296,269 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 113,875 — — — (29,547) 84,328 36,628 —
Red 5 Ltd. ......... 27,605,650 — — — 10,176,749 37,782,399 193,176,364 —
RTG Mining, Inc. ..... 219,822 — — — (55,398) 164,424 1,769,918 —
RTG Mining, Inc., 144A . 297,802 — — — (75,049) 222,753 2,397,790 —
RTG Mining, Inc., CDI .. 5,579,182 — — — (1,289,587) 4,289,595 50,687,582 —
Sable Resources Ltd .. 2,029,587 — — — 103,057 2,132,644 12,000,000 —
Saturn Metals Ltd. .... 2,215,282 — — — (172,389) 2,042,893 6,200,000 —
Superior Gold, Inc. .... 3,400,240 — — — —
a
—
a
—
a
—
Talisker Resources Ltd. . 3,555,289 — — — (218,186) 3,337,103 15,300,000 —
Thesis Gold, Inc. ..... 2,414,263 — — — 279,816 2,694,079 2,300,000 —
Troilus Gold Corp. .... 6,418,269 — — — (522,801) 5,895,468 8,900,000 —
Troilus Gold Corp., 6/30/23 136,218 — — — 13,229 149,447 1,000,000 —
Interest
Platinum Group Metals
Ltd., Sub. Note, 6.875%,
7/01/22 .......... 2,880,010 — — — (72,193) 2,807,817 3,000,000 51,563
Total Affiliated Securities
(Value is 12.4% of Net
Assets) .......... $159,102,642 $8,585,515 $— $— $(2,742,082) $161,545,835 $51,563
*
In U.S. dollars unless otherwise indicated.
a
As of October 31, 2021, no longer an affiliate.
6. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $16,845,034 $34,649,965 $(48,872,635) $— $— $2,622,364 2,622,364 $238
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 6,641,000 20,818,000 (13,371,000) — — 14,088,000 14,088,000 133
Total Affiliated Securities ... $23,486,034 $55,467,965 $(62,243,635) $— $— $16,710,364 $371

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of October 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 7,301,333 $ — $ — $ 7,301,333
Diversified Metals & Mining ............... 120,858,334 6,819,796 8,116,561 135,794,691
Environmental & Facilities Services ......... 368,301 — — 368,301
Gold ................................ 750,168,677 245,335,832 10,474,070
b
1,005,978,579
Precious Metals & Minerals ............... 104,600,188 17,217,498 — 121,817,686
Silver ............................... 12,569,518 — — 12,569,518
Rights ................................ 1,369,074 — — 1,369,074
Warrants :
Diversified Metals & Mining ............... 391,388 — 3,248,274 3,639,662
Gold ................................ 378,285 — 554,676 932,961
Convertible Bonds ....................... — 2,807,817 — 2,807,817
Short Term Investments ................... 16,710,364 2,460,004 — 19,170,368
Total Investments in Securities ........... $1,014,715,462 $274,640,947
c
$22,393,581 $1,311,749,990
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2021.
c
Includes foreign securities valued at $269,373,126, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 7,662,175 $ 5,688,850 $ (3,073,409) $ — $ — $ — $ — $ (2,161,055) $ 8,116,561 $ (1,338,906)
Gold ............ 2,853,423
e
— — 9,146,393 — — — (1,525,746) 10,474,070
e
(1,525,746)
Precious Metals &
Minerals ........ 2,029,587 — (2,971,401) — — — — 941,814 — —
Warrants
Diversified Metals &
Mining ......... 3,400,416
e
—
e
—
e
— (270,049) — — 117,907 3,248,274 128,019
Gold ............ 832,974 — — — — — — (278,298) 554,676 (278,298)
Total Investments in Securities . $16,778,575 $5,688,850 $(6,044,810) $9,146,393 $(270,049) $ — $ — $ (2,905,378) $22,393,581 $ (3,014,931)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
e
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals &
Mining....................................
$8,116,561 Market comparables Discount for lack of
marketability
0.9% - 5.3%
(4.2%)
Decrease
Gold....................................... 2,650,175 Market comparables Discount for lack of marketability
2.9% Decrease
Warrants:
Diversified Metals &
Mining....................................
1,755,737 Market comparables Discount for lack of
marketability
13.3% Decrease
c
All Other Investments……...… 9,871,108
d,e
Total......................................... $22,393,581
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at October 31, 2021.
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Voting Rights
8. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.